Property and Equipment, Net (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Technology equipment	$13,170,295	$9,146,575
Software	459,742	139,508
Data center equipment and leasehold improvements	830,875	384,372
Furniture, fixtures, and other assets	12,949	8,684
Construction in progress	4,111,256	3,200,866
Total property and equipment	18,585,117	12,880,005
Less: accumulated depreciation and amortization	(1,953,607)	(965,231)
Total property and equipment, net	$16,631,510	$11,914,774

Depreciation and amortization on property and equipment was $553 million and $164 million for the three months ended June 30, 2025 and 2024, respectively, and $996 million and $243 million for the six months ended June 30, 2025 and 2024, respectively.
The Company capitalized $17 million and $6 million of software development costs during the three months ended June 30, 2025 and 2024, respectively, and $43 million and $12 million during the six months ended June 30, 2025 and 2024, respectively.
The Company capitalizes interest associated with the construction of data centers and purchases of related technology equipment. There was $23 million and $41 million of interest capitalized during the three months ended June 30, 2025 and 2024, respectively, and $36 million and $73 million of interest capitalized during the six months ended June 30, 2025 and 2024, respectively.

5. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	December 31, 2023	December 31, 2024
Technology equipment	$1,298,127	$9,146,575
Software	14,937	139,508
Data center equipment and leasehold improvements	29,332	384,372
Furniture, fixtures, and other assets	1,717	8,684
Construction in progress	2,256,673	3,200,866
Total property and equipment	3,600,786	12,880,005
Less: accumulated depreciation and amortization	(116,796)	(965,231)
Total property and equipment, net	$3,483,990	$11,914,774

Depreciation and amortization on property and equipment was $12 million, $101 million, and $861 million for the years ended December 31, 2022, 2023, and 2024, respectively.
As discussed in Note 1—Overview and Summary of Significant Accounting Policies, the Company capitalizes interest associated with the construction of data centers and purchases of related technology equipment. There was $0 million, $41 million, and $159 million of interest capitalized during the years ended December 31, 2022, 2023, and 2024, respectively.
Asset Retirement Obligations
The following is a summary of activity relating to the liability for asset retirement obligations, included in other non-current liabilities on the consolidated balance sheets, which the Company expects to incur primarily in connection with the expected removal of certain equipment related to its data center fit outs (in thousands):

	December 31, 2023	December 31, 2024
Beginning balance	$—	$7,496
Additions	7,254	26,293
Accretion expense	242	2,364
Ending balance	$7,496	$36,153